Summary of Significant Accounting Policies - Schedule of Information About Movement of Quality Assurance Receivable (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Information About Movement Of Quality Assurance Receivable [Abstract]
Beginning balance	¥ 374,304	¥ 239,506	¥ 223,514
Provision for credit losses	354,366	176,310	59,136
Write-offs	(199,278)	(41,512)	(43,144)
Ending balance	¥ 529,392	¥ 374,304	¥ 239,506